Share-based Compensation - Additional Information (Details) $ / shares in Units, $ in Thousands	1 Months Ended			9 Months Ended		12 Months Ended
	Jul. 31, 2021 Vote $ / shares shares	Jul. 31, 2020 shares	Jul. 31, 2019	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 $ / shares shares	Dec. 31, 2021 shares	May 31, 2021 $ / shares shares	Mar. 31, 2021 tranche $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award
Conversion Ratio, Class B to Class A Ordinary Shares	1
RSU
Share-based Compensation Arrangement by Share-based Payment Award
Options vested (in shares) | shares				127,062
2019 Plan
Share-based Compensation Arrangement by Share-based Payment Award
Contractual term (in years)			10 years
Vesting period (in years)			5 years
Vesting percentage			20.00%
2019 Plan | Class A Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award
Maximum number of shares authorized | shares				141,083,452
2020 Plan
Share-based Compensation Arrangement by Share-based Payment Award
Contractual term (in years)		10 years
Vesting period (in years)		5 years
Vesting percentage		20.00%
2020 Plan | Class A Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award
Maximum number of shares authorized | shares		165,696,625
2019 and 2020 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award
Weighted average grant date fair value of options granted | $ / shares					$ 15.78
Number of Options and Shares, Granted | shares				0	36,987,700	0
Unrecognized compensation expenses | $				$ 96,799
Weighted average period of unrecognized compensation cost				3 years 6 months 14 days
Number of vested and exercisable options (in shares) | shares				46,825,570	45,896,638
Average exercise price (in USD per share) | $ / shares				$ 0.10	$ 0.10
2019 and 2020 Share Incentive Plan | RSU
Share-based Compensation Arrangement by Share-based Payment Award
Unrecognized compensation expenses | $				$ 246,971
Weighted average period of unrecognized compensation cost				4 years 5 months 12 days
2019 and 2020 Share Incentive Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award
Weighted average grant date fair value of options granted | $ / shares					14.42
2019 and 2020 Share Incentive Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award
Weighted average grant date fair value of options granted | $ / shares					17.35
2021 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award
Weighted average grant date fair value of options granted | $ / shares				$ 4.96	$ 4.96
Number of Options and Shares, Granted | shares				0	108,557,400
Unrecognized compensation expenses | $				$ 538,445
Exercise price per share | $ / shares								$ 14.63
Exercise price per share ADS | $ / shares								$ 29.26
Number of tranches								6
Number of option granted per tranche | shares								18,092,900
Number of Votes | Vote	10
2021 Share Incentive Plan | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award
Number of vehicle								500,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Vehicle Deliveries in Consecutive 12 months to vest								500,000
2021 Share Incentive Plan | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award
Number of vehicle								1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Vehicle Deliveries in Consecutive 12 months to vest								1,000,000
2021 Share Incentive Plan | Share-based Payment Arrangement, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award
Number of vehicle								1,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Vehicle Deliveries in Consecutive 12 months to vest								1,500,000
2021 Share Incentive Plan | Share-based Payment Arrangement, Tranche Four
Share-based Compensation Arrangement by Share-based Payment Award
Number of vehicle								2,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Vehicle Deliveries in Consecutive 12 months to vest								2,000,000
2021 Share Incentive Plan | Share-based Payment Arrangement, Tranche Five
Share-based Compensation Arrangement by Share-based Payment Award
Number of vehicle								2,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Vehicle Deliveries in Consecutive 12 months to vest								2,500,000
2021 Share Incentive Plan | Share-based Payment Arrangement, Tranche Six
Share-based Compensation Arrangement by Share-based Payment Award
Number of vehicle								3,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Vehicle Deliveries in Consecutive 12 months to vest								3,000,000
2021 Share Incentive Plan | Class A Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award
Number of Votes | Vote	1
2021 Share Incentive Plan | Class B Ordinary Shares | Mr. Li Xiang
Share-based Compensation Arrangement by Share-based Payment Award
Maximum number of shares authorized | shares	108,557,400						108,557,400	108,557,400
Exercise price per share | $ / shares	$ 14.63						$ 14.63